Share of net profit (loss) - Equity method	12 Months Ended
Dec. 31, 2025
Share of net profit (loss) - Equity method
Share of net profit (loss) - Equity method

Note 23. Share of net profit (loss) – Equity method

The tables below provide the summarized statement of income (loss) for the associate Hepalys. The information disclosed reflects the amounts presented in the financial statements of Hepalys and not the Company’s share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, in this case, the adjustments to eliminate unrealized profit on the license sold. The tables below provide also the reconciliation between Hepalys’ loss and the share of net loss recognized in the Company statement of (income) loss.

(in thousands of euros) For the period started January 1, 2025, to December 31, 2025
General and administrative expenses	(3,808)
Net operating loss	(3,808)
Financial income	7
Financial expenses	(9)
Net financial income	(2)
Income (expense) tax	(6)
Net loss for the period	(3,816)
Exchange difference on translation of foreign operations	(1,786)
Items that will be reclassified subsequently to profit or loss	(1,786)
Total comprehensive loss	(5,603)
Group’s share in %	15%
Share of net loss	(576)
Elimination of downstream sales	226
Share of net loss - Equity method	(350)

(in thousands of euros) For the period started January 1, 2024, to December 31, 2024
General and administrative expenses	(3,292)
Net operating loss	(3,292)
Financial income	32
Financial expenses	(17)
Net financial income	15
Income (expense) tax	—
Net loss for the period	(3,277)
Exchange difference on translation of foreign operations	(920)
Items that will not be reclassified subsequently to profit or loss	(920)
Total comprehensive loss	(4,197)
Group’s share in %	15%
Share of net profit	493
Elimination of downstream sales	(181)
Share of net profit - Equity method	313

(in thousands of euros) For the period started October 11, 2023, to December 31, 2023
Net loss for the period	(879)
Exchange difference on translation of foreign operations	247
Items that will not be reclassified subsequently to profit or loss	247
Total comprehensive loss	(632)
Group’s share in %	15%
Share of net loss	(134)
Elimination of downstream sales	(1,881)
Share of net loss - Equity method	(2,015)

As of December 31, 2025, Hepalys has not generated any sales.